Goodwill and Intangible Assets, Net - Intangible Assets (Detail) - USD ($) $ in Thousands	Jul. 31, 2018	Jan. 31, 2018	Jan. 31, 2017
Finite-Lived Intangible Assets, Net [Abstract]
Estimated Fair Value	$ 41,610	$ 41,610	$ 41,900
Accumulated Amortization	(32,126)	(27,924)	(18,547)
Acquisition-related intangibles, net, excluding cumulative translation adjustment	9,484	13,686	23,353
Cumulative translation adjustment	655	462	(382)
Acquisition-related Intangibles, Net	10,139	14,148	22,971
Existing technology
Finite-Lived Intangible Assets, Net [Abstract]
Estimated Fair Value	19,694	19,694	19,188
Accumulated Amortization	(17,981)	(15,953)	(10,416)
Acquisition-related intangibles, net, excluding cumulative translation adjustment	1,713	3,741	8,772
Tradenames / trademarks
Finite-Lived Intangible Assets, Net [Abstract]
Estimated Fair Value	1,919	1,919	1,919
Accumulated Amortization	(1,474)	(1,294)	(898)
Acquisition-related intangibles, net, excluding cumulative translation adjustment	445	625	1,021
Customer contracts & related relationships
Finite-Lived Intangible Assets, Net [Abstract]
Estimated Fair Value	11,582	11,582	11,606
Accumulated Amortization	(7,563)	(6,411)	(4,165)
Acquisition-related intangibles, net, excluding cumulative translation adjustment	4,019	5,171	7,441
Certifications
Finite-Lived Intangible Assets, Net [Abstract]
Estimated Fair Value	6,917	6,917	6,917
Accumulated Amortization	(4,154)	(3,462)	(2,079)
Acquisition-related intangibles, net, excluding cumulative translation adjustment	2,763	3,455	4,838
Maintenance contracts & related relationships
Finite-Lived Intangible Assets, Net [Abstract]
Estimated Fair Value	1,498	1,498	1,498
Accumulated Amortization	(954)	(804)	(507)
Acquisition-related intangibles, net, excluding cumulative translation adjustment	$ 544	694	991
Noncompetition Agreements
Finite-Lived Intangible Assets, Net [Abstract]
Estimated Fair Value		772	772
Accumulated Amortization		$ (772)	(482)
Acquisition-related intangibles, net, excluding cumulative translation adjustment			$ 290